Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	OTTER TAIL CORPORATION
Entity Incorporation, State or Country Code	MN
Entity File Number	0-53713
Entity Tax Identification Number	27-0383995
Entity Address, Address Line One	215 South Cascade Street
Entity Address, Address Line Two	P.O. Box 496
Entity Address, City or Town	Fergus Falls
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	56538-0496
City Area Code	866
Local Phone Number	410-8780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $5.00 per share
Trading Symbol	OTTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001466593
Amendment Flag	false